Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Allowance For Credit Losses Abstract
Balance at beginning of the year	$ 1,815,665	$ 563,789
Additional provision charged to expense	2,795,662	1,319,925
Foreign exchange	(253,290)	(68,049)
Balance at the end of the year	$ 4,358,037	$ 1,815,665